Average Annual Total Returns - Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF before tax Inception Date	Xtrackers MSCI EAFE High Dividend Yield Equity ETF before tax 1 Year	Xtrackers MSCI EAFE High Dividend Yield Equity ETF before tax Since Inception	Xtrackers MSCI EAFE High Dividend Yield Equity ETF After tax on distributions 1 Year	Xtrackers MSCI EAFE High Dividend Yield Equity ETF After tax on distributions Since Inception	Xtrackers MSCI EAFE High Dividend Yield Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI EAFE High Dividend Yield Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI EAFE High Dividend Yield Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI EAFE High Dividend Yield Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Aug. 11, 2015	24.59%	4.97%	23.32%	3.72%	15.39%	3.72%	24.46%	5.21%	22.01%	4.86%